Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Strategic Series
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Advisor
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series CH
Class Name	Franklin Templeton SMACS: Series CH
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series CH for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series CH1	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series CH Fund returned 6.92%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 3.85% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within bonds with no external credit rating
↑	Overweight exposure to bonds with 20 years to maturity
↑	Underweight allocation to AA rated bonds

Top detractors from performance:
↓	Overweight allocation to bonds with no external credit rating
↓	Overweight exposure to bonds with 10 years to maturity
↓	Security selection within BB rated bonds

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series CH	6.92	0.57	2.28
Bloomberg Municipal Bond Index	4.12	0.54	1.65
Bloomberg Municipal Bond California Exempt Index	3.85	0.53	1.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 38,588,769
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$38,588,769
Total Number of Portfolio Holdings	103
Total Management Fee Paid	$0
Portfolio Turnover Rate	12.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, Daniel Workman was added as a portfolio manager of the Fund and John Wiley stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Advisor
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series E
Class Name	Franklin Templeton SMACS: Series E
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series E for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series E1	$0	0.00%
[4],[5]
Expenses Paid, Amount	$ 0	[4]
Expense Ratio, Percent	0.00%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series E returned 21.07%. The Fund compares its performance to the MSCI USA High Dividend Yield Index, which returned 19.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology (IT), energy and health care sectors led absolute returns during the period.
↑	Marvell Technology added value within IT, while Albemarle and SLB contributed within materials and energy, respectively.
↑	Stock selection within materials assisted relative returns, as did selection and underweight allocations to the consumer discretionary and consumer staples sectors.

Top detractors from performance:
↓	The consumer discretionary sector detracted from absolute returns.
↓	In terms of individual issuers, Nike hindered performance within consumer discretionary. Accenture and Oracle also detracted within IT.
↓	Relative returns were weakened by selection within the industrials and IT sectors, as well as selection and underweight exposure to health care companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series E	21.07	12.25	13.78
Russell 3000 Index	20.10	11.80	16.42
MSCI USA High Dividend Yield Index	19.72	9.49	11.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 692,470,284
Holdings Count | $ / shares	104
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	131.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$692,470,284
Total Number of Portfolio Holdings	104
Total Management Fee Paid	$0
Portfolio Turnover Rate	131.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Advisor
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series H
Class Name	Franklin Templeton SMACS: Series H
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series H for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series H1	$0	0.00%
[7],[8]
Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series H returned 7.74%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.12% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within bonds with no external credit rating
↑	Overweight exposure to bonds with 20 years to maturity
↑	Security selection within BBB rated bonds

Top detractors from performance:
↓	Overweight exposure to bonds with 10 years to maturity
↓	Security selection within AAA rated bonds
↓	Overweight exposure to bonds with 30 years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series H	7.74	1.51	2.76
Bloomberg Municipal Bond Index	4.12	0.54	1.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$47,536,029
Total Number of Portfolio Holdings	272
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Advisor
Shareholder Report [Line Items]
Fund Name	Franklin Templeton SMACS: Series I
Class Name	Franklin Templeton SMACS: Series I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Templeton SMACS: Series I for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series I1	$0	0.00%
[10],[11]
Expenses Paid, Amount	$ 0	[10]
Expense Ratio, Percent	0.00%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Franklin Templeton SMACS: Series I returned 7.76%. The Fund compares its performance to the Bloomberg High Yield Very Liquid Index and the 50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index, which returned 5.11% and 3.52%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Returns were driven by the health care and energy sectors, in addition to securitized products.
↑	Community Health Systems and Organon & Co. led returns within health care, while Venture Global Partners II contributed within energy.
↑	Relative performance benefited from selection and an overweight allocation to the health care sector. Security selection among information technology and energy companies also assisted returns.

Top detractors from performance:
↓	No sectors meaningfully detracted from absolute returns.
↓	FMC and Ardagh hindered returns within materials. Mauser Packaging Solutions also detracted from performance within industrials.
↓	Overweight exposure to securitized products weakened relative results, as did selection among the utilities and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (6/3/2019)
Franklin Templeton SMACS: Series I	7.76	4.13	4.68
Bloomberg U.S. Aggregate Index	1.89	-0.29	1.18
Bloomberg High Yield Very Liquid Index	5.11	3.96	5.02
50% Bloomberg High Yield Very Liquid Index and 50% Bloomberg U.S. Corporate Index	3.52	1.93	3.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 989,611,101
Holdings Count | $ / shares	191
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	33.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$989,611,101
Total Number of Portfolio Holdings	191
Total Management Fee Paid	$0
Portfolio Turnover Rate	33.18%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.